BMW Vehicle Lease Trust 2026-1
Collection Period Ending: 6/30/2026
Previous Payment Date: 6/25/2026	Accrued Interest Days (30/360):	30
Current Payment Date: 7/27/2026	Accrued Interest Days (act/360):	32

Balances

	Initial	Beginning of Period	End of Period
Aggregate Securitization Value	$1,727,123,541.32	$1,628,747,036.03	$1,595,811,852.69
Aggregate Discounted ALG Residual Value	$969,496,483.37	$970,955,169.37	$970,149,228.67
Reserve Fund	$4,317,808.85	$4,317,808.85	$4,317,808.85

Notes
Class A-1 Notes	$249,600,000.00	$114,032,890.73	$75,117,018.47
Class A-2a Notes	490,200,000.00	490,200,000.00	490,200,000.00
Class A-2b Notes	90,000,000.00	90,000,000.00	90,000,000.00
Class A-3 Notes	580,200,000.00	580,200,000.00	580,200,000.00
Class A-4 Notes	90,000,000.00	90,000,000.00	90,000,000.00
	$1,500,000,000.00	$1,364,432,890.73	$1,325,517,018.47

Overcollateralization	$227,123,541.32		$270,294,834.22

Current Collection Period

Beginning Securitization Value	$1,628,747,036.03
PrincipalReduction Amount	32,935,183.34
Ending Securitization Value	$1,595,811,852.69

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)	$1,364,432,890.73
Aggregate Securitization Value (End of Period)	$1,595,811,852.69
First Priority Principal Distribution Amount	$-

Target Note Balance	$1,325,517,018.47
Target Overcollateralization Amount	$270,294,834.22
Target Overcollateralization Percentage	15.65%

Determination of Available Funds
Collections
Monthly Payments (net of Daily Advance Reimbursements)*	$33,723,682.60
Reallocation Payment	255,155.32
Sale Proceeds	872,418.00
Termination Proceed	14,808,304.15
Recovery Proceeds	22,951.68
Total Collections	$49,682,511.75
Advances
Monthly Payment Advance	$2,200,809.89
Sales Proceeds Advance	-
Total Advances	$2,200,809.89
Optional Purchase Price	0.00
Net Investment Earnings on SUBI Collection Account	-
Total Available Funds	$51,883,321.64

Collection Account

Total Available Funds	$51,883,321.64
Withdrawals from SUBI Collection Account
Payment Date Advance Reimbursement	2,047,356.69
Servicing Fees	1,357,289.20
Note Distribution Account (Interest Due)	4,674,319.44
Note Distribution Account (First Priority Principal Distribution Amount)	-
Reserve Fund Deposit	-
Note Distribution Account (Regular Principal Distribution Amount)	38,915,872.26
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer (subject to annual cap)	-
Amounts paid to Indenture Trustee, Owner Trustee and Asset Representations Reviewer ( not subject to annual cap)	-
Certificate Distribution Account (any remaining payments)	4,888,484.04

Total Distributions from SUBI Collection Account	$51,883,321.63

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advance	$2,386,517.10
Current Period Monthly Payment Advance	2,200,809.89
Current Period Sales Proceeds Advance	-
Current Reimbursement of Previous Servicer Advance	2,047,356.69
Ending Period Unreimbursed Previous Servicer Advances	$2,539,970.30

Note Distribution Account

Amount Deposited from the Collection Account	$43,590,191.70
Amount Deposited from the Reserve Fund	-
Amount Paid to Noteholders	$43,590,191.70

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer
Indenture Trustee
Amount due and payable to Indenture Trustee before giving effect to payments on current Payment Date:	$-
Amount due and payable to Indenture Trustee after giving effect to payments on current Payment Date:	$-

Owner Trustee
Amount due and payable to Owner Trustee before giving effect to payments on current Payment Date:	$-
Amount due and payable to Owner Trustee after giving effect to payments on current Payment Date:	$-

Asset Representations Reviewer Trustee
Amount due and payable to Asset Representations Reviewer before giving effect to payments on current Payment Date:	$-
Amount due and payable to Asset Representations Reviewer after giving effect to payments on current Payment Date:	$-

Distributions

Priority Principal
Aggregate Outstanding Note Principal	$1,364,432,890.73

Monthly Principal Distributable Amount	First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	$-	$38,915,872.26	$38,915,872.26	$75,117,018.47	156	0.30
Class A-2a Notes	-	-	-	490,200,000.00	-	1.00
Class A-2b Notes	-	-	-	90,000,000.00	-	1.00
Class A-3 Notes	-	-	-	580,200,000.00	-	1.00
Class A-4 Notes	-	-	-	90,000,000.00	-	1.00
	$-	$38,915,872.26	$38,915,872.26	$1,325,517,018.47

Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000
Class A-1 Notes		3.83000%	$388,218.64	1.56
Class A-2a Notes		4.03000%	$1,646,255.00	3.36
Class A-2b Notes		3.99776%	$319,820.80	3.55
Class A-3 Notes		4.15000%	$2,006,525.00	3.46
Class A-4 Notes		4.18000%	$313,500.00	3.48
			$4,674,319.44

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Current Period Carryover
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Reserve Fund

Beginning Period Required Amount	$4,317,808.85
Beginning Period Amount	4,317,808.85
Current Period Deposit	-
Net Investment Earnings	12,399.53
Reserve Fund Draw Amount	-
Release to Certificateholder	12,399.53
Ending Period Required Amount	4,317,808.85
Ending Period Amount	$4,317,808.85

Pool Characteristics

	Initial	End of Period
Number of Specified Leases	34,284	33,115
Weighted Average Remaining Term	26.00	22.21
Weighted Average Original Term	37.00	37.32
Weighted Average Seasoning	11.00	15.11

	Units	Securitization Value
Early Terminations	223	$9,928,667.35
Scheduled Terminations	79	$2,512,347.16

Residual Value Losses for the Current Period	Beginning	Current Period	Cumulative
Sales and Termination Proceeds	$35,478,901.38	$13,756,561.23	$49,235,462.61
ALG Residual Values	23,861,503.70	9,542,835.15	33,404,338.85
Residual Value Loss / (Gain)		$(4,213,726.08)	$(15,831,123.76)

Cumulative Residual Value Loss / (Gain) as of the end of the prior period			$(11,617,397.68)
Cumulative Residual Value Loss / (Gain) as of the end of the 2nd preceding period			$(7,739,613.14)
Cumulative Residual Value Loss / (Gain) as of the end of the 3rd preceding period			$-

Delinquencies as of the end of the current period	Units	Securitization Value	Percentage
31-60 Days Delinquent	63	3,462,230.78	0.22%
61-90 Days Delinquen	21	1,258,456.49	0.08%
91-120 Days Delinquent	6	351,436.78	0.02%
121 - 150 Days Delinquent	9	611,401.63	0.04%
151 Days or More Delinquent	0	0.00	0.00%
Total 30+ Days Past Due as of the end of the current period	99	$5,683,525.69	0.36%
Total 60+ Days Past Due as of the end of the current period	36	$2,221,294.91	0.14%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			0.39%
Total 30+ Days Past Due as of the end of the 2nd preceding period			0.27%
Total 30+ Days Past Due as of the end of the 3rd preceding period			0.00%

Credit Losses as of the end of the current period	Units	Dollar Amount
Gross Credit Losses	3	20,467.24
Recoveries	5	12,199.47
Net Credit Losses		8,267.77
Cumulative Net Credit Losses	5	$112,081.37
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.01%
Charge Off Rate ***		0.01%
Average of Net Credit Losses ***		$22,416.27

Historical Loss Information

Credit Losses as of the end of the prior period	Units	Dollar Amount
Gross Credit Losses	2	108,659.08
Recoveries	2	3,695.59
Net Credit Losses		104,963.49
Cumulative Net Credit Losses	2	$103,813.60
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.01%
Charge Off Rate ***		0.01%
Average of Net Credit Losses ****		51,906.80

Credit Losses as of the end of the 2nd preceding period	Units	Dollar Amount
Gross Credit Losses	0	-
Recoveries	1	1,149.89
Net Credit Losses		(1,149.89)
Cumulative Net Credit Losses	0	$(1,149.89)
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.00%
Charge Off Rate ***		0.00%
Average of Net Credit Losses ****		-

Credit Losses as of the end of the 3rd preceding period	Units	Dollar Amount
Gross Credit Losses	0	-
Recoveries	0	-
Net Credit Losses		-
Cumulative Net Credit Losses	0	$-
Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value **		0.00%
Charge Off Rate ***		0.00%
Average of Net Credit Losses ****		-

* Includes Pull Ahead amounts
** Ratio of Cumulative Net Credit Losses to Aggregate Securitization Value is calculated by dividing the Cumulative Net Credit Losses by the Avg Aggregate Sec Value for the period.
Avg Aggregate Sec Value for a period is equal to the average of the Beginning Securitization Value and the Ending Securitization Value for such period.
*** Charge Off Rate is calculated by dividing Cumulative Net Credit Losses by Initial Aggregate Securitization Value as of the Cut-off date.
**** Average of Net Credit Losses is calculated by dividing Cumulative Net Credit Losses by the aggregate number of Leases that have experienced a net credit loss.